Acquired Intangible Assets, Net (Schedule of Acquired Intangible Assets, Net) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset, net of accumulated amortization	$ 145,050	$ 154,204	$ 150,554
Acquired intangible asset, accumulated amortization	$ 46,578	$ 42,081	$ 22,162
Acquired intangible asset, weighted average remaining life	9 years 8 months 12 days	10 years 7 months 6 days	11 years 2 months 12 days
In-place leases [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset, net of accumulated amortization	$ 143,496	$ 151,135	$ 148,594
Acquired intangible asset, accumulated amortization	$ 45,523	$ 41,143	$ 21,776
Acquired intangible asset, weighted average remaining life	9 years 9 months 18 days	10 years 1 month 6 days	11 years
Above-market leases [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset, net of accumulated amortization	$ 1,554	$ 1,710	$ 1,344
Acquired intangible asset, accumulated amortization	$ 1,055	$ 899	$ 358
Acquired intangible asset, weighted average remaining life	4 years 9 months 18 days	5 years 1 month 6 days	2 years 9 months 18 days
Ground lease assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset, net of accumulated amortization		$ 1,359	$ 616
Acquired intangible asset, accumulated amortization		$ 39	$ 28
Acquired intangible asset, weighted average remaining life		83 years 6 months	65 years 9 months 18 days